                                 Rochester Fund Municipals

                            Supplement dated May 12, 2008 to the
                  Statement of Additional Information Dated April 29, 2008

     This supplement amends the Statement of Additional Information of Rochester
Fund Municipals (the "Fund"), dated April 29, 2008, as follows:

     1.  The  second  paragraph,   not  including  the  bullet  points,  in  the
sub-section titled "How the Fund Is Managed-Organization  and History-Classes of
Shares," is deleted in its entirety and is replaced by the following:

     The Fund  currently  has four classes of shares:  Class A, Class B, Class C and Class Y. All classes invest in the same investment portfolio.  Each class of shares:

     2. The first two paragraphs, including all of the bullet points therein, in the section  titled "How to Exchange  Shares," are deleted in their entirety and replaced by the following:

     As stated in the  Prospectus,  shares of a particular  class of Oppenheimer funds having more than one class of shares may be  exchanged  only for shares of the same class of other Oppenheimer funds. Shares of Oppenheimer funds that have a single class without a class  designation are deemed "Class A" shares for this purpose.  The prospectus of each of the Oppenheimer  funds indicates which share class or classes that fund offers and provides  information about limitations on the purchase of particular share classes, as applicable for the particular fund.
You can also obtain a current  list showing  which funds offer which  classes of shares by calling the Distributor at the telephone number indicated on the front cover of this SAI.

     The Fund may amend,  suspend or  terminate  the  exchange  privilege at any time.  Although the Fund may impose those  changes at any time,  it will provide you with  notice of the changes  whenever it is required to do so by  applicable law. It may be required to provide 60 days' notice prior to materially  amending or terminating the exchange privilege, except in extraordinary circumstances.

May 12, 2008                                                        PX0365.011